Consolidated Statements of Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held in Treasury [Member]	Total MEMC Stockholders' Equity [Member]	Noncontrolling Interest [Member]	Redeemable noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 2,206.8	$ 2.4	$ 507.4	$ 2,079.1	$ 33.0	$ (453.3)	$ 2,168.6	$ 38.2
Shares, Issued at Dec. 31, 2009		237.2				(9.8)
Comprehensive income:
Net (loss) income	48.0			34.4			34.4	13.6
Net translation adjustment	16.2				15.6		15.6	0.6
Net unrecognized actuarial gain and prior service credit, net of tax	(0.6)				(0.6)		(0.6)
Gain (Loss) on mark to market for cash flow hedges	(11.0)				(11.0)		(11.0)
Net unrealized (loss) gain on available-for-sale securities	(2.9)				(2.9)		(2.9)
Total comprehensive income	49.7						35.5	14.2
Stock plans, net	47.6		50.5			(2.9)	47.6
Stock plans, net (in shares)		0.7				(0.2)
Net repayments to noncontrolling interest	(8.5)							(8.5)
Balance at Dec. 31, 2010	2,295.6	2.4	557.9	2,113.5	34.1	(456.2)	2,251.7	43.9
Shares, Issued at Dec. 31, 2010		237.9				(10.0)
Acquired Noncontrolling Interest	39.7							39.7
Purchase of SunEdison	24.5		24.5				24.5
Purchase of SunEdison LLC (in shares)		2.1
Comprehensive income:
Net (loss) income	(1,520.0)			(1,536.0)	0		(1,536.0)	16.0
Net translation adjustment	(2.5)				(4.2)		(4.2)	1.7
Net unrecognized actuarial gain and prior service credit, net of tax	(16.0)				(16.0)		(16.0)
Gain (Loss) on mark to market for cash flow hedges	7.1				7.1		7.1
Net unrealized (loss) gain on available-for-sale securities	(24.9)				(24.9)		(24.9)
Total comprehensive income	(1,556.3)						(1,574.0)	17.7
Stock plans, net	36.8		40.4			(3.6)	36.8
Stock plans, net (in shares)		1.3				(0.5)
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(55.4)		(1.1)				(1.1)	(54.3)
Redeemable noncontrolling interest, Carrying Amount	0
Balance at Dec. 31, 2011	784.9	2.4	621.7	577.5	(3.9)	(459.8)	737.9	47.0
Shares, Issued at Dec. 31, 2011		241.3				(10.5)
Temporary Equity, Net Income									(0.3)
Temporary Equity, Accretion to Redemption Value									1.6
Increase in Carrying Amount of Redeemable Noncontrolling Interest	(1.6)						(1.6)
Temporary Equity, Stock Issued During Period, Value, New Issues									10.0
Comprehensive income:
Net (loss) income	(148.7)			(150.6)			(150.6)	1.9
Net translation adjustment	(18.5)				(20.8)		(20.8)	2.3
Net unrecognized actuarial gain and prior service credit, net of tax	(11.9)				(11.9)		(11.9)
Gain (Loss) on mark to market for cash flow hedges	(0.4)				(0.4)		(0.4)
Net unrealized (loss) gain on available-for-sale securities	(2.8)				(2.8)		(2.8)
Total comprehensive income	(182.3)						(186.5)	4.2
Stock plans, net	25.5		26.0			(0.5)	25.5
Stock plans, net (in shares)		0.6				0.1
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	39.6							39.6
Redeemable noncontrolling interest, Carrying Amount	11.3								11.3
Balance at Dec. 31, 2012	$ 666.1	$ 2.4	$ 647.7	$ 425.3	$ (39.8)	$ (460.3)	$ 575.3	$ 90.8
Shares, Issued at Dec. 31, 2012		241.9				(10.6)